Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Principal Subsidiaries and VIEs
As of December 31, 2022, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities
Principal subsidiaries
Chengxing (1)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd.(“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Design and technology development
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.(“Zhaoqing Xiaopeng New Energy”) (2)	PRC	February 13, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.(“Zhaoqing XPeng”)	PRC	May 18, 2017	100%	Manufacturing of vehicles
Xiaopeng Motors Sales Co., Ltd. (“Xiaopeng Motors Sales”)	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.(“Beijing Xiaopeng”)	PRC	April 28, 2018	100%	Vehicle wholesale and retail, design and technology development
Beijing Xiaopeng Automobile Sales Service Co., Ltd.	PRC	November 09, 2020	100%	Vehicle wholesale and retail
Shenzhen Xiaopeng Automobile Sales Service Co., Ltd.	PRC	August 06, 2018	100%	Vehicle wholesale and retail
Hangzhou Zhipeng Automobile Sales Service Co., Ltd.	PRC	April 10, 2019	100%	Vehicle wholesale and retail
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd.	PRC	November 18, 2019	100%	Technology development
Guangzhou Xiaopeng Smart Charging Technology Co., Ltd.	PRC	June 22, 2020	100%	Smart charging technology development
Xiaopeng Automobile Central China (Wuhan) Co.,Ltd.(“Wuhan Xiaopeng”)	PRC	April 30, 2021	100%	Technology development and vehicle retail
Shanghai Xiaopeng Motors Technology Co., Ltd.(“Shanghai Xiaopeng”)	PRC	February 12, 2018	100%	Technology development and vehicle retail
XPeng Huitian Holding Limited	BVI	October 12, 2020	100%	Investment holding
XPeng Dogotix Holding Limited	BVI	January 05, 2021	100%	Investment holding
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding

(1)
As a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, WFOE exercised its rights under the contractual arrangement and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

(2)
On February 13, 2020, Zhaoqing Xiaopeng New Energy was established by (i) Zhaoqing XPeng, which is a wholly owned subsidiary of the Company, and (ii) Zhaoqing Kunpeng Motor Technology Co., Ltd. (“Zhaoqing Kunpeng”), which is jointly owned by two shareholders of the Company. Each of Zhaoqing XPeng and Zhaoqing Kunpeng subscribed for 50% of the equity interest of Zhaoqing Xiaopeng New Energy, with Zhaoqing Kunpeng’s capital contribution representing an amount of RMB0 Yuan. Zhaoqing Xiaopeng New Energy holds a license for the manufacture of EVs and smart EVs which was approved by the Ministry of Industry and Information Technology (‘MIIT”). Pursuant to the terms of the arrangement, Zhaoqing Kunpeng does not have substantive participating rights to and is not entitled to any economic interest in Zhaoqing Xiaopeng New Energy. Therefore, Zhaoqing Xiaopeng New Energy has historically been consolidated by the Company as Zhaoqing XPeng substantially controls the entity’s assets and operating activities and bears fully all risks and rewards of ownership.

On February 13, 2020, Zhaoqing XPeng and Zhaoqing Kunpeng entered into a share transfer agreement, among which Zhaoqing Kunpeng agreed to transfer the 50% of the equity interest in Zhaoqing Xiaopeng New Energy to Zhaoqing XPeng at the price of the higher of (i) RMB1 Yuan or (ii) the capital injection actually paid by Zhaoqing Kunpeng upon the earlier of (i) the removal of the PRC foreign investment restrictions in the whole-unit vehicle industry; or (ii) December 31, 2022.
Effective from January 1, 2022, the PRC foreign investment restrictions in the whole-unit vehicle industry were removed. Therefore, on January 4, 2022, Zhaoqing Kunpeng transferred its 50% equity interest in Zhaoqing Xiaopeng New Energy to Zhaoqing XPeng for a total cash consideration of RMB1 Yuan, after which Zhaoqing Xiaopeng New Energy become the Company’s indirect wholly owned subsidiary. This transfer did not affect the continued consolidation of financial statements of Zhaoqing Xiaopeng New Energy by the Company.

(3)	The English names of the subsidiaries and VIEs represent the best effort by the management of the Company in translating its Chinese names as they do not have official English name.

	Place of incorporation	Date of incorporation or acquisition	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd.(“Zhipeng IoV”) (Note 1(c)(i))	PRC	May 23, 2018	Business of development and the operation of an Internet of Vehicles network
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd.(“Yidian Chuxing”) (Note 1(c)(ii))	PRC	May 24, 2018	Business of provision of online-hailing services through online platform
Guangzhou Xintu Technology Co., Ltd. (“Xintu Technology”) (Note 1(c)(i))	PRC	April 27, 2021	Surveying and mapping
Guangdong Intelligent Insurance Agency Co., Ltd. (“GIIA”, formerly known as Qingdao Miaobao Insurance Agency Co., Ltd.) (Note 1(c)(iii))	PRC	July 22, 2022	Insurance agency
VIEs’ subsidiary
Jiangsu Zhipeng Kongjian Information Technology Co., Ltd. (“Zhipeng Kongjian”, formerly known as Jiangsu Zhitu Technology Co., Ltd., a subsidiary of Xintu Technology) (Note 1(c)(i))	PRC	June 23, 2021	Surveying and mapping